Inventories - Summary of Inventories (Detail) - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Classes of current inventories [abstract]
Spare parts	$ 1,599,010	$ 1,086,218
Allowance for obsolete inventories	(30,355)	(44,361)
Total	1,568,655	1,041,857
Finished products	489,582	595,989
Production in progress	1,577,277	1,656,335
Raw materials, materials and spare parts	2,791,835	2,868,792
Fuels	555,672	690,360
Total	$ 5,414,366	$ 5,811,476